Note 10 - Income Taxes - Components of Income Tax (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Federal Expense		$ 2,727,094	$ 3,943,495	$ 3,629,213
Deferred Federal Expense		273,176	793,012	222,120
Deferred Tax Expense from Tax Rate Changes	$ 2,040,946		2,040,946
Federal Income Tax Expense		3,000,270	6,777,453	3,851,333
Current State Income Tax Expense
Federal and State Income Tax Expense		$ 3,000,270	$ 6,777,453	$ 3,851,333